Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Cactus Ventures, Inc.
Entity Central Index Key	0001388320
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Entity Filer Category	Smaller Reporting Company